SHARE CAPITAL (Schedule of Weighted Average Assumptions) (Details)	12 Months Ended
	Mar. 31, 2018 USD ($) yr	Mar. 31, 2017 USD ($) yr
Disclosure of classes of share capital [abstract]
Risk free interest rate	1.70%	0.78%
Expected life of option in years | yr	2.27	2.25
Expected volatility	69.00%	72.00%
Expected dividend yield	1.36%	0.47%
Estimated forfeiture rate	10.00%	11.00%
Weighted average share price at date of grant | $	$ 3.3	$ 3.77